Leases Payable and Related Obligations (Tables)	12 Months Ended
Jun. 30, 2025
Leases Payable and Related Obligations [Abstract]
Schedule of Leases Payable and Related Obligations
	Operating leases - IFRS 16	Sugarcane field restoration	Total
At June 30, 2023	208,767	108,566	317,333
New contracts	115,035	—	115,035
Remeasurement	14,833	—	14,833
Payment	(47,818)	—	(47,818)
Write-offs	(152)	—	(152)
Interest	30,157	(33,111)	(2,954)
Update	(35,600)	—	(35,600)
Exchange variation	1,383	—	1,383
At June 30, 2024	286,605	75,455	362,060
New contracts	28,109	—	28,109
Business combination (Note 2.3)	44,565	—	44,565
Remeasurement	35,800	—	35,800
Payment	(78,762)	—	(78,762)
Write-offs	(1,980)	—	(1,980)
Interest	49,742	(2,210)	47,532
Update	(11,444)	—	(11,444)
Exchange variation	(96)	—	(96)
At June 30, 2025	352,539	73,245	425,784

Schedule of Subsidiaries Held for Lease Agreements

As of June 30, 2025, the Company and its subsidiaries held the following lease agreements with third parties:

Description	Location	Currency	Lease liabilities
Avarandado Farm (Partnership II)	Ribeiro Gonçalves - PI	R$	54,450
ETH Farm (Partnership III)	Alto Taquari - MT	R$	5,755
Agro-Serra Farm (Partnership IV)	São Raimundo de Mangabeira - MA	R$	73,245
Xingu Farm (Partnership V)	Xingu - MT	R$	49,711
Regalito Farm (Partnership V)	Xingu - MT	R$	43,686
Serra Grande II Farm (Partnership VII)	Baixa Grande do Ribeiro - PI	R$	26,800
Unagro Farm (Partnership VII)	Santa Cruz - Bolivia	R$	8,683
São Domingos Farm (Partnership IX)	Comodoro - MT	R$	35,041
Alto da Serra Farm (Partnership X)	Brotas - SP	R$	46,682
Zanoni Farm (Partnership X)	Novo São Joaquim - MT	R$	56,936
Intercompany leases	N.A.	R$	—
Vehicle leases	N.A.	R$	3,129
Services with identified assets	N.A.	R$	15,690
Land - Other	N.A.	R$	5,675
Lease of vehicles and office in Paraguay	Assunção - Paraguay	R$	301
		R$	425,784

Schedule of Lease Installments	The lease installments are shown below:
1 year	82,330
2 years	67,701
3 years	58,969
4 years	49,167
5 years	42,062
Above 5 years	125,555
425,784